Corporate general and administrative expenses	12 Months Ended
Dec. 31, 2021
Corporate general and administrative expenses [abstract]
Corporate general and administrative expenses

23.Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses for the year ended December 31, 2021 and 2020:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Salaries and employee benefits	$2,428	$2,456
Directors’ fees	383	366
Share-based payments	3,745	4,028
Professional fees	2,075	788
Office and general	1,636	1,496
	$10,267	$9,134

The Company recognized a reduction of approximately $0.1 million during the year ended December 31, 2021 (2020: $0.3 million) related to wage subsidies received through the Canada Emergency Wage Subsidy during the COVID-19 pandemic.